Significant Accounting Policies - Schedule of Cash, Cash Equivalents, and Restricted Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash, Cash Equivalents, and Restricted Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 2,294,679	$ 2,050,494
Restricted deposits	40,553	32,692
Total cash, cash equivalents and restricted deposits presented in the statements of cash flows	$ 2,335,232	$ 2,083,186	$ 255,530	$ 49,126